Financial Instruments - Additional Information (Detail) $ / shares in Units, R$ in Millions, $ in Millions, $ in Millions					9 Months Ended	12 Months Ended
	Nov. 14, 2018 USD ($)	Nov. 14, 2018 BRL (R$)	Dec. 06, 2016 MXN ($)	Dec. 06, 2016 BRL (R$)	Sep. 30, 2020	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Promissory note term						3 years	3 years
Purchase price paid | R$				R$ 1,166
Liabilities paid							$ 500
Annual rate						5.46%		5.46%
Maturity notes			$ 4,676
Joint venture stock interest sold percentage					100.00%
Financial assets						$ 8		$ 8
Options to purchase foreign currency
Disclosure of detailed information about financial instruments [line items]
Premium paid for outstanding call options						$ 3
Promissory notes | Vonpar
Disclosure of detailed information about financial instruments [line items]
Liabilities paid	$ 103	R$ 393
Remaining unpaid balance | R$				R$ 1,000					R$ 1,000
Annual rate						0.375%		0.375%
Promissory notes | Vonpar | Series L shares, without par value
Disclosure of detailed information about financial instruments [line items]
Strike price per share | $ / shares						$ 178.5